Segment Information - Schedule of Operating Data for Reportable Segments (Details) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues and expenses
Net operating revenues	$ 429,901	$ 472,878	$ 375,626	$ 202,393	$ 208,340	$ 243,049	$ 233,493	$ 215,583	$ 187,835	$ 184,481	$ 183,578	$ 168,451	$ 1,480,798	$ 900,465	$ 724,345
Operating (loss) income	9,756	101,493	(30,467)	14,028	13,095	27,739	29,585	18,281	13,396	24,121	23,032	12,072	94,810	88,700	72,621
Unallocated income and expenses:
Interest expense, net													(99,769)	(50,917)	(61,558)
Gain on valuation of unconsolidated affiliate															35,582
Loss on early retirement of debt, net													(38,430)	(155)	(1,937)
Benefit (provision) for income taxes													116,769	(13,101)	69,538
NET INCOME	$ 88,938	$ 29,687	$ (46,190)	$ 945	$ 961	$ 9,450	$ 10,737	$ 3,379	$ 110,219	$ 5,419	$ 4,779	$ (6,171)	73,380	24,527	114,246
Operating Segment | West Segment
Revenues and expenses
Net operating revenues													410,319	327,541	130,212
Operating (loss) income													66,108	41,451	14,106
Operating Segment | Midwest Segment
Revenues and expenses
Net operating revenues													268,879
Operating (loss) income													62,071
Operating Segment | South Segment
Revenues and expenses
Net operating revenues													338,259	133,557	138,317
Operating (loss) income													3,680	23,378	21,423
Operating Segment | East Segment
Revenues and expenses
Net operating revenues													462,835	439,367	455,816
Operating (loss) income													68,101	53,361	56,479
Corporate
Revenues and expenses
Net operating revenues													506
Operating (loss) income													$ (105,150)	$ (29,490)	$ (19,387)